SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT INFORMATION
Number of operating segments | segment	5	5
Number of customers	Nil	Nil	Nil	Nil
Net revenues	¥ 93,457,498	$ 12,803,625	¥ 77,776,932	¥ 60,668,779
Property leasing costs, commission and compensation	(13,619,506)	(1,865,865)	(6,163,044)	(1,758,039)
Cost related to stores	(2,854,988)	(391,132)	(2,872,093)	(3,346,436)
Other costs	(2,138,510)	(292,973)	(1,882,952)	(1,626,202)
Gross Profit	22,944,055	3,143,324	21,718,014	13,780,747
Sales and marketing expenses	(7,783,341)	(1,066,313)	(6,654,178)	(4,573,382)
General and administrative expenses	(8,960,747)	(1,227,617)	(8,236,569)	(7,346,665)
Research and development expenses	(2,283,424)	(312,828)	(1,936,780)	(2,545,549)
Impairment of goodwill, intangible assets and other long-lived assets	(151,576)	(20,766)	(93,417)	(148,057)
Total operating expenses	19,179,088	2,627,524	16,920,944	14,613,653
Income (loss) from operations	3,764,967	$ 515,800	4,797,070	(832,906)
Existing home transaction services
SEGMENT INFORMATION
Net revenues	28,201,003		27,954,135	24,123,703
Commission And Compensation Costs	(16,016,079)		(14,762,910)	(14,510,838)
Total segment contribution	12,184,924		13,191,225	9,612,865
New home transaction services
SEGMENT INFORMATION
Net revenues	33,653,403		30,575,778	28,650,374
Commission And Compensation Costs	(25,304,481)		(22,455,253)	(21,886,020)
Total segment contribution	8,348,922		8,120,525	6,764,354
Home renovation and furnishing
SEGMENT INFORMATION
Net revenues	14,768,947		10,850,497	5,046,627
Material costs, commission and compensation	(10,229,696)		(7,705,325)	(3,562,068)
Total segment contribution	4,539,251		3,145,172	1,484,559
Home rental services
SEGMENT INFORMATION
Net revenues	14,334,479		6,099,747	1,515,442
Property leasing costs, commission and compensation	(13,619,506)		(6,163,044)	(1,758,039)
Total segment contribution	714,973		(63,297)	(242,597)
Emerging and other services
SEGMENT INFORMATION
Net revenues	2,499,666		2,296,775	1,332,633
Commission And Compensation Costs	(350,183)		(217,341)	(198,429)
Total segment contribution	¥ 2,149,483		¥ 2,079,434	¥ 1,134,204